Goodwill, VOBA and Other Intangible Assets (Details) (USD $) In Thousands, unless otherwise specified	Dec. 31, 2014	Dec. 31, 2013	Dec. 31, 2012
Goodwill
Goodwill	$ 156,817	$ 156,817	$ 156,817
Accumulated impairment loss	(139,532)	(139,532)	(139,532)
Goodwill	$ 17,285	$ 17,285	$ 17,285